Research and development expenses (Tables)	6 Months Ended
Jun. 30, 2023
Research and development expenses
Schedule of research and development expenses

	Six Months Ended
	June 30,
(in thousands of $)	2023	2022
Personnel expense	$99,482	$79,497
External research and development expenses	233,868	185,453
Materials and consumables	2,044	1,407
Depreciation and amortization	3,498	1,842
Other expenses	22,472	10,688
Total research and development expenses	$361,364	$278,887